Company information (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands											1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 13, 2023 EUR (€)	Dec. 13, 2023 USD ($) $ / shares shares	Dec. 04, 2023 USD ($)	Nov. 10, 2023 EUR (€) € / shares shares	Nov. 07, 2023 EUR (€) € / shares shares	Nov. 07, 2023 USD ($)	Sep. 13, 2023 EUR (€) shares	Sep. 13, 2023 USD ($) shares	Sep. 11, 2023 EUR (€) shares	Jul. 07, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Aug. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 $ / shares shares	Dec. 26, 2023 USD ($)	Nov. 07, 2023 $ / shares shares	Oct. 12, 2023 EUR (€)	Jul. 19, 2023 USD ($)	Oct. 18, 2022 EUR (€)
Disclosure Of Information Related To The Company [Line Items]
Capital increases														€ 60,154		€ 0	€ 0
Capital increase														€ 61,641		€ 0
Proceeds from issuing shares													€ 57,400
Par value per share (euro per share) | € / shares													€ 0.03	€ 0.03		€ 0.03
Payment of advisory fees												$ 1,500		€ 1,400
Contractual capital commitments | $																							$ 750
Milestone payment upon second regulatory approval | $																							$ 750
Global Follow On Offering
Disclosure Of Information Related To The Company [Line Items]
Proceeds from issuing shares					€ 31,800
Share capital Ordinary shares
Disclosure Of Information Related To The Company [Line Items]
Capital increase, net (in shares) | shares													12,257,456	12,257,456		50,000			12,257,456
Capital increase														€ 368		€ 2
Share capital Ordinary shares | ADS Shares
Disclosure Of Information Related To The Company [Line Items]
Capital increase, net (in shares) | shares					3,786,907																3,786,907
Capital increase					€ 114
Par value per share (euro per share) | € / shares					€ 0.03
Share capital Ordinary shares | Ordinary shares
Disclosure Of Information Related To The Company [Line Items]
Capital increase, net (in shares) | shares					2,492,223																2,492,223
Capital increase					€ 75
Par value per share (euro per share) | € / shares				€ 5.07
Share capital Ordinary shares | UNITED STATES | ADS Shares
Disclosure Of Information Related To The Company [Line Items]
Capital increase, net (in shares) | shares					680,000																680,000
Par value per share (euro per share) | $ / shares																			$ 5.36
Premiums related to share capital
Disclosure Of Information Related To The Company [Line Items]
Capital increase														€ 56,982
Premiums related to share capital | ADS Shares
Disclosure Of Information Related To The Company [Line Items]
Capital increase					€ 19,086
Premiums related to share capital | Ordinary shares
Disclosure Of Information Related To The Company [Line Items]
Capital increase					€ 12,561
Tranche two
Disclosure Of Information Related To The Company [Line Items]
Capital increase | $						$ 25,000
Par value per share (euro per share) | $ / shares																					$ 5.36
EIB fixed rate loan
Disclosure Of Information Related To The Company [Line Items]
Accrued interest																						€ 5,400		€ 5,400
Milestone payment																						20,000		€ 20,000
Borrowings, cumulative milestone prepayment amount																						€ 100,000
Janssen | Share capital Ordinary shares
Disclosure Of Information Related To The Company [Line Items]
Capital increase, net (in shares) | shares				3,762,923			959,637	959,637	959,637
Capital increase				€ 113			€ 29		€ 29
Proceeds from issuing shares | $						20,200
Janssen | Share capital Ordinary shares | ADS Shares
Disclosure Of Information Related To The Company [Line Items]
Capital increase, net (in shares) | shares		901,256
Capital increase	€ 27
Proceeds from issuing shares | $		$ 4,800
Par value per share (euro per share) | $ / shares		$ 5.36
Janssen | Premiums related to share capital
Disclosure Of Information Related To The Company [Line Items]
Capital increase				€ 18,965				$ 5,000	€ 4,642
Janssen | Premiums related to share capital | ADS Shares
Disclosure Of Information Related To The Company [Line Items]
Capital increase	€ 4,542
Janssen
Disclosure Of Information Related To The Company [Line Items]
Collaboration agreement, upfront payment license fee										$ 30,000	€ 27,500	$ 30,000
Collaboration agreement, success-based payment | $										1,800,000
Capital increases | $										30,000
Collaboration agreement, equity investment receivable | $			$ 4,800			20,200
Janssen | Second Tranche
Disclosure Of Information Related To The Company [Line Items]
Collaboration agreement, equity investment receivable | $										25,000
Janssen | Tranche two
Disclosure Of Information Related To The Company [Line Items]
Capital increases | $			$ 4,800			$ 20,200									$ 25,000
Janssen | Top of Range
Disclosure Of Information Related To The Company [Line Items]
Potential development and commercial milestones payments | $										650,000
Collaboration agreement, compensation per indication | $										220,000
Janssen | Top of Range | Nanobiotix Corp.
Disclosure Of Information Related To The Company [Line Items]
Collaboration agreement, compensation per indication | $										$ 220,000
LianBio, NBTXR3
Disclosure Of Information Related To The Company [Line Items]
Upfront payment | $																		$ 20,000
LianBio, NBTXR3 | Maximum
Disclosure Of Information Related To The Company [Line Items]
Potential development and commercial milestones payments | $																		$ 205,000		$ 225,000